Licensed Copyrights, Net - Additional information (Detail) ¥ in Billions, $ in Billions	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Licensed Copyrights
Disclosure of Licensed Copyrights [Line Items]
Amortisation expenses of licensed copyrights	¥ 7.8	$ 1.1	¥ 10.1	¥ 11.5